COMMON SHARES (Details 3) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding
Number of Options (in shares)	8,464,000
Weighted Average Exercise Price (in Canadian dollars per share)	43.17
Weighted Average Remaining Contractual Life	4 years 3 months 17 days
Options Exercisable
Number of Options (in shares)	4,902,000
Weighted Average Exercise Price (in Canadian dollars per share)	39.81
Weighted Average Remaining Contractual Life	3 years 3 months 18 days
Additional disclosure
Common shares reserved for future issuance under stock option plan	8,200,000
Weighted average fair value of options granted (in Canadian dollars per share)	5.54	5.74	5.08
Contractual life of options granted	7 years
Award vesting right percentage	33.30%
Award vesting period	3 years
Weighted average assumptions used in binomial model for determining the fair value of awards granted
Expected life (years)	6 years	6 years	5 years 10 months 24 days
Interest rate (as a percent)	1.80%	1.70%	1.60%
Volatility (as a percent)	17.00%	18.00%	19.00%
Dividend yield (as a percent)	3.80%	3.70%	4.20%
Forfeiture rate (as a percent)	5.00%	15.00%	15.00%
Amount expensed for stock awards, with a corresponding increase in additional paid-in capital	9	6	5
Total intrinsic value of options exercised	68	25	18
Fair value of options that have vested	113	65	49
Total options vested	2,000,000	1,300,000	1,000,000
Aggregate intrinsic value of total options exercisable	85
Total intrinsic value of options outstanding	118
Range of exercise price per share $30.10 to $36.26
Options Outstanding
Number of Options (in shares)	1,410,000
Weighted Average Exercise Price (in Canadian dollars per share)	33.85
Weighted Average Remaining Contractual Life	1 year 8 months 12 days
Options Exercisable
Number of Options (in shares)	1,410,000
Weighted Average Exercise Price (in Canadian dollars per share)	33.85
Weighted Average Remaining Contractual Life	1 year 8 months 12 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	30.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	36.26
Range of exercise price per share $36.90 to $41.65
Options Outstanding
Number of Options (in shares)	1,101,000
Weighted Average Exercise Price (in Canadian dollars per share)	38.24
Weighted Average Remaining Contractual Life	3 years 1 month 6 days
Options Exercisable
Number of Options (in shares)	1,101,000
Weighted Average Exercise Price (in Canadian dollars per share)	38.24
Weighted Average Remaining Contractual Life	3 years 1 month 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	36.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	41.65
Range of exercise price per share $41.95 to $45.29
Options Outstanding
Number of Options (in shares)	1,819,000
Weighted Average Exercise Price (in Canadian dollars per share)	42.04
Weighted Average Remaining Contractual Life	4 years 2 months 11 days
Options Exercisable
Number of Options (in shares)	1,464,000
Weighted Average Exercise Price (in Canadian dollars per share)	42.02
Weighted Average Remaining Contractual Life	4 years 2 months 11 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	41.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	45.29
Range of exercise price per share $47.09
Options Outstanding
Number of Options (in shares)	1,842,000
Weighted Average Exercise Price (in Canadian dollars per share)	47.09
Weighted Average Remaining Contractual Life	5 years 1 month 6 days
Options Exercisable
Number of Options (in shares)	847,000
Weighted Average Exercise Price (in Canadian dollars per share)	47.09
Weighted Average Remaining Contractual Life	5 years 1 month 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	47.09
Range of exercise price per share $49.03
Options Outstanding
Number of Options (in shares)	2,292,000
Weighted Average Exercise Price (in Canadian dollars per share)	49.03
Weighted Average Remaining Contractual Life	6 years 2 months 12 days
Options Exercisable
Number of Options (in shares)	80,000
Weighted Average Exercise Price (in Canadian dollars per share)	49.03
Weighted Average Remaining Contractual Life	6 years 2 months 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	49.03